Financial Instruments - Summary of Funding Facilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Disclosure of detailed information about financial instruments [abstract]
Total facility	₨ 727,522	$ 9,947	₨ 637,259
Drawn	562,322	7,688	526,107
Un drawn	₨ 165,200	$ 2,259	₨ 111,152